Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS [Abstract]
Total current assets of discontinued operations	$ 495,003	$ 9,669,748
NON-CURRENT ASSETS [Abstract]
Restricted cash	0	350,000	$ 700,000
Total non-current assets of discontinued operations	0	13,274,231
CURRENT LIABILITIES [Abstract]
Total current liabilities of discontinued operations	1,619,763	5,025,584
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities of discontinued operations	0	3,902,497
OTHER INCOME/(EXPENSES) [Abstract]
Net income and comprehensive income from discontinued operations, before taxes	19,695,969	129,759,646	43,966,606
Net income and comprehensive income from discontinued operations, net of taxes	19,695,969	129,456,050	43,006,425
All Aframax/LR2 Vessels [Member] | Discontinued Operations [Member]
CURRENT ASSETS [Abstract]
Cash and cash equivalents	4,836	3,477,183
Due from related parties, current	467,701	2,904,432
Accounts receivable trade, net	0	2,728,641
Inventories	0	87,839
Prepaid expenses and other assets	22,466	471,653
Total current assets of discontinued operations	495,003	9,669,748
NON-CURRENT ASSETS [Abstract]
Vessels, net	0	11,682,357
Restricted cash	0	350,000
Deferred charges, net	0	1,241,874
Total non-current assets of discontinued operations	0	13,274,231
CURRENT LIABILITIES [Abstract]
Current portion of long-term debt, net	0	1,311,289
Accounts payable	65,117	1,438,871
Accrued liabilities	1,554,646	2,275,424
Total current liabilities of discontinued operations	1,619,763	5,025,584
NON-CURRENT LIABILITIES [Abstract]
Long-term debt, net	0	3,902,497
Total non-current liabilities of discontinued operations	0	3,902,497
REVENUES [Abstract]
Vessel revenues	605,841	56,163,961	96,248,212
EXPENSES [Abstract]
Voyage expenses (including $1,241,804, $724,316 and $8,140 to related party for the year ended December 31, 2022, 2023 and 2024, respectively)	(23,675)	(1,939,564)	(29,100,348)
Vessel operating expenses	(343,833)	(11,691,675)	(17,386,009)
Management fees to related parties	(24,936)	(1,443,009)	(2,167,000)
Depreciation and amortization	(35,305)	(3,475,084)	(5,889,352)
(Provision)/Recovery of provision for doubtful accounts	0	266,732	(266,732)
Gain on sale of vessels	19,559,432	90,800,434	3,222,631
Total expenses	19,131,683	72,517,834	(51,586,810)
Operating income	19,737,524	128,681,795	44,661,402
OTHER INCOME/(EXPENSES) [Abstract]
Interest and finance costs	(82,878)	(932,438)	(888,536)
Interest income	40,134	2,018,804	198,062
Foreign exchange (losses)/gains	1,189	(8,515)	(4,322)
Total other (expenses)/income, net	(41,555)	1,077,851	(694,796)
Net income and comprehensive income from discontinued operations, before taxes	19,695,969	129,759,646	43,966,606
Income taxes	0	(303,596)	(960,181)
Net income and comprehensive income from discontinued operations, net of taxes	19,695,969	129,456,050	43,006,425
Voyage expenses, related party	8,140	724,316	1,241,804
All Aframax/LR2 Vessels [Member] | Discontinued Operations [Member] | Time Charter [Member]
REVENUES [Abstract]
Vessel revenues	1,355	8,709,215	13,656,027
All Aframax/LR2 Vessels [Member] | Discontinued Operations [Member] | Voyage Charter [Member]
REVENUES [Abstract]
Vessel revenues	0	552,859	51,805,097
All Aframax/LR2 Vessels [Member] | Discontinued Operations [Member] | Pool [Member]
REVENUES [Abstract]
Vessel revenues	$ 604,486	$ 46,901,887	$ 30,787,088